Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Cost of Revenue [Abstract]
Schedule of Cost of Sales for our Retail and Wholesale of Garment Business	The following table shows a breakdown of cost of sales of all business for the periods presented for each category:
	Year ended December 31,
	2023	2022	2021
Changes in inventories of finished goods	433,870	(494,357)	83,112
Purchases of finished goods	6,395,036	201,734	1,808,963
Outsourced service cost	19,294,795	77,736,052	50,359,452
Additional air-ticket return cost **	253,522	965,169	916,678
Taxes and surcharges *	6,996	1,646	25,032
	26,384,219	78,410,244	53,193,237
*	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).

**	Additional air-ticket return cost is the net loss of the return payments paid to customers offset by the return proceeds received from airline companies. The following table shows the gross amount of the return payment and proceeds;
	Year ended December 31,
	2023	2022	2021
Return paid to customers	2,196,070	23,003,679	8,268,369
Return received from airline companies	(1,942,548)	(22,038,510)	(7,351,691)
Additional air-ticket return cost	253,522	965,169	916,678